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                                                            LOGO: ZURICH KEMPER

KEMPER
ADVANTAGE III
VARIABLE ANNUITY

2000 ANNUAL REPORT

Includes annual reports for:

* Kemper Variable Series                       * Scudder Variable Life Investment Fund

* Janus Aspen Series                           * The Dreyfus Socially Responsible Growth Fund, Inc.

* Lexington Natural Resources Trust            * J.P. Morgan Series Trust II

* Lexington Emerging Markets                   * The Alger American Fund
  Fund, Inc.

* Fidelity Variable Insurance Products         * American Century Variable Portfolios,Inc.
  Fund

* Fidelity Variable Insurance Products         * Warburg Pincus Trust
  Fund II

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LOGO: ZURICH KEMPER

Kemper Advantage III
A Flexible Payment Fixed and Variable Annuity from
Kemper Investors Life Insurance Company
1 Kemper Drive, Long Grove, IL  60049


Issued by Kemper Investors Life Insurance Company
Securities distributed by Investors Brokerage Services, Inc.



ADV3-AN00 (02/01)